Non-controlling interests - Disclosure of non-controlling interests by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	£ 41	£ 49	£ 64
Equity attributable to non-controlling interest	452	660
Dividends paid to non-controlling interest	41	49
Other non-controlling interests
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	1	0
Equity attributable to non-controlling interest	8	5
Dividends paid to non-controlling interest	1	0
Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	32	41
Equity attributable to non-controlling interest	318	529
Dividends paid to non-controlling interest	32	41
Undated subordinated liabilities | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	8	8
Equity attributable to non-controlling interest	126	126
Dividends paid to non-controlling interest	£ 8	£ 8